Inventories - Components of Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 116	$ 106	$ 98
Work in process	337		841
Inventories	$ 453	$ 106	$ 939